Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 797,103,840	₩ 743,385,135
Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	40,734,358	34,834,856
Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	35,450	30,743
Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,880,507	1,824,565
Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	529,315,667	482,309,315
Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	72,844,243	69,366,623
Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	93,889,526	90,397,168
Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	36,529,433	39,376,490
Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	21,874,656	25,245,375
Less than 1 month | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	180,871,423	173,332,774
Less than 1 month | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	36,069,005	31,107,629
Less than 1 month | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	275,263	308,740
Less than 1 month | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	37,868,875	37,692,048
Less than 1 month | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	41,515,377	38,919,131
Less than 1 month | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	45,714,502	42,256,944
Less than 1 month | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	878,077	899,355
Less than 1 month | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	18,550,324	22,148,927
1~3 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	61,224,975	57,708,913
1~3 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	678,029	734,193
1~3 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	531,544	421,193
1~3 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	54,775,441	50,813,677
1~3 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	1,066,771	1,642,951
1~3 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	997,618	445,463
1~3 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,117,274	3,258,092
1~3 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	58,298	393,344
3~6 months | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	74,152,048	68,986,254
3~6 months | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	293,900	83,972
3~6 months | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	136,762	85,467
3~6 months | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	69,211,593	65,503,264
3~6 months | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	473,077	682,000
3~6 months | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	825,089	539,255
3~6 months | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,152,468	1,964,229
3~6 months | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	59,159	128,067
6 months ~ 1 year | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	106,865,080	104,694,452
6 months ~ 1 year | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	290,070	159,377
6 months ~ 1 year | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	95	9,739
6 months ~ 1 year | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	99,131,674	96,981,341
6 months ~ 1 year | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	894,621	559,767
6 months ~ 1 year | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	2,680,515	2,336,017
6 months ~ 1 year | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,236,438	4,323,906
6 months ~ 1 year | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	631,667	324,305
1~5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	186,849,560	174,453,261
1~5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	295,757	189,601
1~5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	660,244	923,364
1~5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	145,027,757	130,306,477
1~5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	8,851,339	7,258,255
1~5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	10,809,850	14,033,768
1~5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	20,604,654	21,357,255
1~5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	599,959	384,541
More than 5 years | Financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	187,140,754	164,209,481
More than 5 years | Cash and due from banks at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	3,107,597	2,560,084
More than 5 years | Due from banks at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	35,450	30,743
More than 5 years | Loans at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	276,599	76,062
More than 5 years | Loans at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	123,300,327	101,012,508
More than 5 years | Securities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	20,043,058	20,304,519
More than 5 years | Securities at fair value through other comprehensive income
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	32,861,952	30,785,721
More than 5 years | Securities at amortized cost
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	5,540,522	7,573,653
More than 5 years | Other financial assets
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Non-derivative financial assets, undiscounted cash flows	₩ 1,975,249	₩ 1,866,191